CONSOLIDATED STATEMENTS OF INCOME - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INTEREST INCOME:
Finance Charges		$ 200,577,584	$ 172,804,055	$ 151,432,541
Net Investment Income		7,353,236	7,134,054	6,650,034
Total Interest Income		207,930,820	179,938,109	158,082,575
INTEREST EXPENSE:
Senior Debt		18,663,910	12,993,358	11,964,075
Subordinated Debt		849,174	888,482	940,879
Total interest expense		19,513,084	13,881,840	12,904,954
NET INTEREST INCOME		188,417,736	166,056,269	145,177,621
Provision for loan losses	[1]	59,695,888	39,207,197	32,355,146
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES		128,721,848	126,849,072	112,822,475
NET INSURANCE INCOME:
Premiums		49,355,186	44,387,227	42,264,666
Insurance Claims and Expense		(13,451,858)	(11,934,887)	(10,776,115)
Total Insurance Income		35,903,328	32,452,340	31,488,551
OTHER REVENUE		6,046,716	5,732,236	5,399,197
OPERATING EXPENSES:
Personnel Expense		93,820,162	91,585,822	84,380,970
Occupancy Expense		18,167,252	17,250,698	16,269,124
Other Expense		41,556,893	35,644,204	31,556,023
Total Operating Expenses		153,544,307	144,480,724	132,206,117
INCOME BEFORE INCOME TAXES		17,127,585	20,552,924	17,504,106
Provision for Income Taxes	[2]	3,779,212	3,211,993	2,598,352
Net Income (Loss)		$ 13,348,373	$ 17,340,931	$ 14,905,754
BASIC EARNINGS PER SHARE		$ 78.52	$ 102.01	$ 87.68

[1]	See Note 2.
[2]	See Note 13.